14. Prepaid Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
DisclosureOfRecoveryOfPowerPurchaseCostLineItems [Line Items]
Eligible amount of energy (Average MW)		458.419
Asset value to recover as renegotiation of GSF	R$ 51,281	R$ 94,095	R$ 73,778
Value of prepaid expenses to amortize with future risk premium	76,171
Value of intangible assets amortization over the concession period	R$ 58,449
Maua
DisclosureOfRecoveryOfPowerPurchaseCostLineItems [Line Items]
Physical guarantee (Average MW)	100.827
Eligible amount of energy (Average MW)	97.391
Amortization period of prepaid expenses	01.01.2016 to 06.30.2020
Grant extension period (intangible asset)	not applicable
Asset value to recover as renegotiation of GSF	R$ 28,623
Value of prepaid expenses to amortize with future risk premium	28,623
Value of intangible assets amortization over the concession period	R$ 0
Foz do Areia
DisclosureOfRecoveryOfPowerPurchaseCostLineItems [Line Items]
Physical guarantee (Average MW)	576,000
Eligible amount of energy (Average MW)	226.705
Amortization period of prepaid expenses	01.01.2016 to 12.31.2016
Grant extension period (intangible asset)	05.24.2023 to 09.17.2023
Asset value to recover as renegotiation of GSF	R$ 66,628
Value of prepaid expenses to amortize with future risk premium	17,222
Value of intangible assets amortization over the concession period	R$ 49,406
Santa Clara and Fundão
DisclosureOfRecoveryOfPowerPurchaseCostLineItems [Line Items]
Physical guarantee (Average MW)	135,400
Eligible amount of energy (Average MW)	134.323
Amortization period of prepaid expenses	01.01.2016 to 04.22.2019
Grant extension period (intangible asset)	10.25.2036 to 05.28.2037
Asset value to recover as renegotiation of GSF	R$ 39,369
Value of prepaid expenses to amortize with future risk premium	30,326
Value of intangible assets amortization over the concession period	R$ 9,043